Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

For the six months ended June 30, 2023, the Company borrowed $1,000 from Mr. Zhang Bing, the Chairman of the Company’s board of directors. The loan was interest free and payable on demand. As of June 30, 2023, the Company had an outstanding balance of $1,000 due to Mr. Zhang Bing.

As of December 31, 2022, the Company did not have balances due from or due to related parties. In addition, the Company did not enter into material related parties transaction arrangements during the six months ended June 30, 2022.